Land Use Rights - Schedule of Estimated Future Amortization Expense (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expense [Abstract]
2026	$ 85,225
2027	85,225	$ 85,514
2028	85,225	85,514
2029	85,225	85,514
2030	85,225	85,514
Thereafter	2,861,866	2,842,429
Total	$ 3,287,991	$ 3,269,999